Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2024	2025
	US$	US$
Prepayment to suppliers	3	325
Advances to employee	—	50
Deposits	—	29
Total prepayments and other current assets	3	404